Note 9 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	Year Ended December 31,
	2021	2020	2019
	(in thousands)
Domestic	$(23,583)	$(19,107)	$(13,320)
Foreign	(9,205)	3,200	(6,240)
Pretax loss from continuing operations	$(32,788)	$(15,907)	$(19,560)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Year Ended December 31,
	2021	2020	2019
	(in thousands)
Current income tax expense:
Federal	$467	$—	$—
State and local	(881)	411	80
Foreign	1,117	1,096	1,813
Total current income tax expense	703	1,507	1,893
Deferred income tax expense (benefit):
Federal	89	(175)	—
State and local	(12)	(843)	—
Foreign	(323)	573	(1,279)
Total deferred income tax expense (benefit)	(246)	(445)	(1,279)
Total income tax expense	$457	$1,062	$614

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended December 31,
	2021	2020	2019
	(in thousands)
U.S. federal statutory tax rate	$(6,886)	$(3,340)	$(4,108)
State and local income taxes, net	(962)	(519)	80
Stock-based compensation	10,865	6,770	2,748
Fair Value of Earnout Liability	(3,946)	—	—
Transaction Costs	(2,209)	—	—
Change in valuation allowance	3,085	(3,216)	1,516
Foreign operations	440	1,575	(375)
Return-to-Provision Adjustments	(196)	(538)	497
Permanent differences	334	65	157
Other, net	(68)	265	99
Total	$457	$1,062	$614

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,	December 31,
	2021	2020
	(in thousands)
Deferred tax assets:
Net operating loss carryforwards	$10,716	$6,814
Deferred Revenue	5,315	4,886
Compensation and benefits	4,384	1,792
Foreign tax credits	720	720
Fair Value of Earn-out Liability	181	—
Other	1,047	1,066
Total deferred tax assets	22,363	15,278
Deferred tax liabilities:
Property and equipment	(132)	(140)
Amortization	(214)	—
Commissions	(7,918)	(5,285)
Prepaid Subscription	(822)	(580)
Unbilled Receivable	(2,183)	(1,632)
Total deferred tax liability	(11,269)	(7,637)
Total Net Deferred Tax Assets	11,094	7,641
Valuation allowance	(8,356)	(5,530)
Net deferred tax asset	$2,738	$2,111

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	December 31,	December 31,
	2021	2020
	(in thousands)
Beginning balance	$5,369	$5,230
Additions based on tax positions related to the current year	—	—
Additions for tax positions of prior years	—	139
Reduction for tax positions of prior years	(4,281)	—
Reduction for settlements	—	—
Expiration of applicable statute of limitations	—	—
Ending balance	$1,088	$5,369